Quarterly Report
February 28, 2023
MFS®  Charter Income Trust
MCR-Q1

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 128.0%
Aerospace & Defense – 1.7%
Boeing Co., 5.805%, 5/01/2050		$89,000	$84,659
Bombardier, Inc., 7.5%, 3/15/2025 (n)		130,000	129,913
Bombardier, Inc., 7.125%, 6/15/2026 (n)		427,000	419,286
Bombardier, Inc., 7.5%, 2/01/2029 (n)		315,000	308,713
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	592,688
Moog, Inc., 4.25%, 12/15/2027 (n)		885,000	809,783
Raytheon Technologies Corp., 2.82%, 9/01/2051		239,000	157,177
TransDigm, Inc., 6.25%, 3/15/2026 (n)		275,000	271,355
TransDigm, Inc., 6.375%, 6/15/2026		535,000	518,859
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,137,175
TransDigm, Inc., 6.75%, 8/15/2028 (n)		376,000	374,120
TransDigm, Inc., 4.625%, 1/15/2029		510,000	438,346
			$5,242,074
Alcoholic Beverages – 0.0%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	100,000	$105,082
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$157,000	$124,748
Asset-Backed & Securitized – 4.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.027%, 11/15/2054 (i)		$3,782,297	$209,032
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	100,000	94,892
ACREC 2021-FL1 Ltd., “C”, FLR, 6.751% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$229,500	219,507
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.351% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		154,500	150,950
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.851% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		261,500	252,973
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.572% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		200,000	189,943
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.188% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		100,000	96,545
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.537% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		275,500	262,972
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.701% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	309,057
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.401% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	196,084
AREIT 2022-CRE6 Trust, “C”, FLR, 6.576% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		100,000	93,815
AREIT 2022-CRE6 Trust, “D”, FLR, 7.276% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		100,000	93,405
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.234% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		125,593	157,753
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.622%, 4/15/2053 (i)		1,979,890	142,396
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.297%, 7/15/2054 (i)		990,752	72,159
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.62%, 2/15/2054 (i)		2,276,257	203,581
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055		118,289	124,225
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.788%, 7/15/2053 (i)		3,380,909	259,208
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)		3,616,696	247,421
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)		1,994,504	123,576
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)		5,526,184	270,915
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.266%, 7/15/2054 (i)		6,952,163	498,761
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.282%, 8/15/2054 (i)		2,337,651	169,392
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.639%, 7/15/2055 (i)		8,926,377	433,854
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		46,000	46,330
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.638% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		100,000	95,940
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.887% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	95,740
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		146,858	138,253
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		77,744	69,816
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		69,201	59,827
BXMT 2021-FL4 Ltd., “B”, FLR, 6.137% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		549,000	511,395
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,207	134,401
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	406,559
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		155,000	149,110
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		90,251	80,809

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		$90,251	$80,100
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.778%, 4/15/2054 (i)		1,576,863	67,521
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.976%, 6/15/2063 (i)		997,940	55,158
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)		1,301,780	76,614
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		257,000	223,227
Crest Ltd., CDO, 7%, (0.001% Cash or 7% PIK) 1/28/2040 (a)(p)		4,324,931	43
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		147,729	147,437
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.725% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	109,689
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.14% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		297,500	283,528
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.494% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		440,000	423,579
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.338% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		375,000	362,629
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.588% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		258,000	245,207
MF1 2020-FL4 Ltd., “AS”, FLR, 6.776% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		154,000	153,816
MF1 2021-FL5 Ltd., “B”, FLR, 6.126% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		423,500	409,531
MF1 2021-FL5 Ltd., “C”, FLR, 6.376% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		213,000	200,217
MF1 2021-FL5 Ltd., “D”, FLR, 7.176% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		755,000	719,132
MF1 2021-FL6 Ltd., “B”, FLR, 6.251% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		450,000	430,128
MF1 2022-FL8 Ltd., “C”, FLR, 6.634% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	104,053
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.295%, 5/15/2054 (i)		1,031,608	70,219
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.228%, 6/15/2054 (i)		3,110,866	194,061
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.684% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	103,287
PFP III 2021-7 Ltd., “B”, FLR, 5.99% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		212,489	200,221
PFP III 2021-7 Ltd., “C”, FLR, 6.24% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	187,272
PFP III 2021-8 Ltd., “B”, FLR, 6.09% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		105,000	98,750
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	100,000	111,754
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		$59,513	59,411
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.737% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		157,500	148,739
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.401% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	179,272
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.701% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	93,235
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.001% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	142,831
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.451% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	292,483
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.545%, 8/15/2054 (i)		1,968,969	171,137
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.251% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		56,000	56,002
			$12,860,879
Automotive – 1.9%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$937,000	$931,647
Dana, Inc., 5.375%, 11/15/2027		544,000	501,960
Dana, Inc., 4.25%, 9/01/2030		375,000	302,914
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		704,000	531,520
Ford Motor Co., 5.113%, 5/03/2029		885,000	808,978
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,570,000	1,477,919
Hyundai Capital America, 6.375%, 4/08/2030 (n)		93,000	95,961
Mercedes-Benz Financial Services (Canada), 3%, 2/23/2027	EUR	60,000	61,796
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	250,000	248,152
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$560,000	414,664
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	380,000	303,896
			$5,679,407
Broadcasting – 1.7%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$478,000	$365,245
Discovery, Inc., 4.125%, 5/15/2029		78,000	69,876
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,186,000	880,549
iHeartCommunications, Inc., 8.375%, 5/01/2027		781,000	687,280
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	252,502
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		628,000	502,853
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		740,000	634,069
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	423,495	370,541
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		200,000	158,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		$200,000	$172,662
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		803,000	681,105
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)	EUR	242,000	191,309
			$4,966,487
Brokerage & Asset Managers – 1.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$774,000	$783,533
Ameriprise Financial, Inc., 4.5%, 5/13/2032		59,000	57,438
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		650,000	568,747
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		906,000	864,551
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		505,000	469,657
LPL Holdings, Inc., 4%, 3/15/2029 (n)		367,000	322,890
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		422,000	365,043
NFP Corp., 4.875%, 8/15/2028 (n)		738,000	647,540
NFP Corp., 6.875%, 8/15/2028 (n)		730,000	621,668
			$4,701,067
Building – 2.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,223,000	$1,094,585
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		540,000	426,700
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,050,000	899,593
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	86,513
Interface, Inc., 5.5%, 12/01/2028 (n)		$1,042,000	854,440
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		500,000	405,944
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		190,000	173,680
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		556,000	528,924
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		830,000	818,222
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		590,000	523,684
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		733,000	612,999
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	225,000	206,255
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$731,000	656,770
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		880,000	732,600
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	121,565
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		625,000	567,625
			$8,710,099
Business Services – 1.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$514,000	$478,068
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	100,000	94,294
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	76,807
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		630,000	550,614
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		520,000	478,630
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		425,000	391,251
Mastercard, Inc., 3.3%, 3/26/2027		212,000	200,469
Mastercard, Inc., 3.85%, 3/26/2050		77,000	64,853
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	677,364
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		832,000	835,120
Visa, Inc., 3.65%, 9/15/2047		118,000	97,701
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		357,000	296,747
			$4,241,918
Cable TV – 5.8%
Cable One, Inc., 4%, 11/15/2030 (n)		$749,000	$583,995
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		425,000	393,240
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,996,000	1,678,576
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,589,000	1,306,984
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		820,000	658,214
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		450,000	336,849
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	73,817

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Comcast Corp., 3.75%, 4/01/2040		$85,000	$69,615
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		400,000	333,640
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,350,000	773,186
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		605,000	437,221
DISH DBS Corp., 7.75%, 7/01/2026		470,000	364,838
DISH DBS Corp., 5.25%, 12/01/2026 (n)		650,000	544,375
DISH DBS Corp., 5.125%, 6/01/2029		450,000	265,898
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	258,372
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	826,139
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	177,542
SES S.A., 3.5%, 1/14/2029	EUR	100,000	96,999
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		$815,000	633,728
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		592,000	506,160
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,515,000	1,367,287
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,400,000	1,306,270
Videotron Ltd., 5.125%, 4/15/2027 (n)		473,000	442,255
Videotron Ltd., 3.625%, 6/15/2029 (n)		283,000	238,428
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	255,000	208,273
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$1,000,000	815,000
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,200,000	1,041,508
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	188,726
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	270,000	216,326
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,515,000	1,224,317
			$17,367,778
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$498,089
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,340,000	1,112,257
BASF SE, 4.5%, 3/08/2035	EUR	100,000	105,625
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$700,000	598,487
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		980,000	845,250
Ingevity Corp., 3.875%, 11/01/2028 (n)		923,000	784,619
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		678,000	572,935
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	104,583
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		705,000	588,738
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	458,562
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	28,368
			$5,697,513
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$504,000	$462,201
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		200,000	172,588
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		670,000	578,880
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		705,000	583,237
Microsoft Corp., 3.3%, 2/06/2027		145,000	138,534
Microsoft Corp., 2.525%, 6/01/2050		214,000	142,909
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		591,000	558,731
			$2,637,080
Computer Software - Systems – 1.4%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,073,000	$1,044,748
Fair Isaac Corp., 4%, 6/15/2028 (n)		131,000	118,969
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		299,000	279,869
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		292,000	291,816
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,255,000	1,180,966
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		950,000	792,965
Virtusa Corp., 7.125%, 12/15/2028 (n)		584,000	485,004
			$4,194,337

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.3%
ABB Finance B.V., 3.25%, 1/16/2027	EUR	100,000	$104,224
ABB Finance B.V., 3.375%, 1/16/2031		100,000	102,377
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$500,000	446,061
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,265,000	1,103,713
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		475,000	496,375
Gates Global LLC, 6.25%, 1/15/2026 (n)		854,000	834,435
Griffon Corp., 5.75%, 3/01/2028		751,000	691,145
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		748,000	595,504
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		132,000	129,071
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		494,000	483,321
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	100,000	100,008
TriMas Corp., 4.125%, 4/15/2029 (n)		$1,851,000	1,610,370
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		287,000	276,960
			$6,973,564
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)		$608,000	$542,640
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		280,000	250,104
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		615,000	509,681
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		620,000	533,740
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		821,000	774,387
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		543,000	461,164
			$3,071,716
Consumer Products – 1.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	340,000	$284,164
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$755,000	640,063
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	100,000	72,124
Mattel, Inc., 3.375%, 4/01/2026 (n)		$572,000	524,810
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	296,871
Mattel, Inc., 6.2%, 10/01/2040		135,000	119,504
Mattel, Inc., 5.45%, 11/01/2041		210,000	176,400
Newell Brands, Inc., 6.375%, 9/15/2027		392,000	389,856
Newell Brands, Inc., 6.625%, 9/15/2029		474,000	469,613
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	591,706
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		250,000	203,125
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		470,000	371,986
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		575,000	372,574
			$4,512,796
Consumer Services – 3.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$247,000	$234,591
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		670,000	614,752
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	297,989
ANGI Group LLC, 3.875%, 8/15/2028 (n)		891,000	685,954
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		830,000	683,223
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	100,000	109,066
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		$1,463,000	1,225,671
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		522,000	501,500
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		598,000	556,887
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		910,000	808,313
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		275,000	227,969
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	43,038
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		570,000	409,254
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		430,000	294,550
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		1,890,988	485,012
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,505,000	1,256,679
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		587,000	546,045
			$8,980,493

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 2.1%
ARD Finance S.A., 5% (5% Cash or 5.75% PIK), 6/30/2027 (p)	EUR	235,000	$190,479
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$655,000	535,580
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		565,000	474,130
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	220,000	174,455
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$646,000	517,608
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		1,080,000	886,950
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	934,796
Crown Americas LLC, 5.25%, 4/01/2030		550,000	511,704
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		920,000	853,681
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		490,000	467,950
LABL, Inc., 5.875%, 11/01/2028 (n)		240,000	207,900
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		625,000	593,668
			$6,348,901
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$182,000	$146,243
CommScope Technologies LLC, 5%, 3/15/2027 (n)		713,000	543,617
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	140,000	127,650
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		140,000	114,021
			$931,531
Electronics – 1.2%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$133,000	$107,078
Broadcom, Inc., 3.137%, 11/15/2035 (n)		168,000	123,846
Broadcom, Inc., 3.187%, 11/15/2036 (n)		4,000	2,896
Entegris, Inc., 4.375%, 4/15/2028 (n)		290,000	256,611
Entegris, Inc., 3.625%, 5/01/2029 (n)		480,000	398,016
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		255,000	252,291
Sensata Technologies B.V., 5%, 10/01/2025 (n)		990,000	963,139
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	365,061
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		410,000	362,836
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		200,000	196,928
Synaptics, Inc., 4%, 6/15/2029 (n)		773,000	641,202
			$3,669,904
Emerging Market Quasi-Sovereign – 4.1%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	100,000	$97,185
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	947,117
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	159,704
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		404,000	331,587
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		238,000	236,215
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	557,187
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	982,136
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	583,440
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	235,503
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	241,284
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	645,576
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	660,660
Korea Development Bank, 4.25%, 9/08/2032		531,000	508,952
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	959,818
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(z)		1,116,000	212,040
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	160,209
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	468,813
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	194,750
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	821,510
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	76,623
Petroleos Mexicanos, 10%, 2/07/2033 (n)		100,000	96,340
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	637,209
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	141,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		$200,000	$183,942
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	506,910
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,086,726
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	150,000	103,282
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	513,100
			$12,348,936
Emerging Market Sovereign – 13.3%
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	$223,055
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	806,944
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	705,132
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	149,747
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	141,571
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,685,611
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	427,864
Federative Republic of Brazil, 3.875%, 6/12/2030		500,000	431,198
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	3,494,000	2,962,439
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,011,000	1,049,969
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052		245,000	149,216
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	411,542
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	348,895
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	49,975,000	1,160,919
People's Republic of China, 3.03%, 3/11/2026	CNY	6,570,000	959,455
People's Republic of China, 3.13%, 11/21/2029		5,280,000	777,008
Republic of Angola, 9.375%, 5/08/2048		$670,000	569,701
Republic of Angola, 9.125%, 11/26/2049		200,000	168,000
Republic of Argentina, 1.5%, 7/09/2035		627,494	178,395
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	163,120
Republic of Benin, 6.875%, 1/19/2052		400,000	304,897
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	820,572
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		300,000	234,130
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$305,000	112,850
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	735,053
Republic of Guatemala, 6.125%, 6/01/2050		300,000	283,804
Republic of Hungary, 5.5%, 6/16/2034 (n)		850,000	816,027
Republic of Indonesia, 4.65%, 9/20/2032		796,000	774,719
Republic of Indonesia, 4.35%, 1/11/2048		400,000	350,214
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	407,409
Republic of Korea, 2.125%, 6/10/2027	KRW	1,570,000,000	1,108,510
Republic of Korea, 1.875%, 6/10/2029		4,874,250,000	3,299,127
Republic of Korea, 1.375%, 6/10/2030		3,343,670,000	2,143,833
Republic of Paraguay, 5.6%, 3/13/2048		$200,000	171,937
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	962,952
Republic of Philippines, 3.556%, 9/29/2032		334,000	296,284
Republic of Poland, 5.75%, 11/16/2032		72,000	75,390
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	188,728
Republic of Romania, 2%, 4/14/2033		250,000	175,909
Republic of Senegal, 6.25%, 5/23/2033		$247,000	204,442
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	647,000	398,623
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)		$446,000	160,828
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	648,850
Sultanate of Oman, 7%, 1/25/2051		800,000	788,531
United Arab Emirates, 4.951%, 7/07/2052 (n)		379,000	367,312
United Mexican States, 7.5%, 6/03/2027	MXN	164,100,000	8,272,312
United Mexican States, 7.75%, 5/29/2031		10,500,000	524,905
United Mexican States, 4.75%, 4/27/2032		$727,000	677,725
United Mexican States, 4.875%, 5/19/2033		641,000	594,946
United Mexican States, 3.771%, 5/24/2061		774,000	507,611
			$39,878,211

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 2.8%
CNX Resources Corp., 6%, 1/15/2029 (n)		$572,000	$518,592
CNX Resources Corp., 7.375%, 1/15/2031 (n)		192,000	182,918
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		905,000	832,600
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		815,000	738,012
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		525,000	458,582
Energean Israel Finance Ltd., 5.875%, 3/30/2031		500,000	435,625
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		679,000	660,328
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	450,818
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		582,000	523,131
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		110,000	108,350
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		644,000	577,404
SM Energy Co., 6.75%, 9/15/2026		119,000	114,810
SM Energy Co., 6.5%, 7/15/2028		595,000	548,888
Southwestern Energy Co., 8.375%, 9/15/2028		185,000	193,556
Southwestern Energy Co., 5.375%, 3/15/2030		630,000	575,492
Tap Rock Resources LLC, 7%, 10/01/2026 (n)		235,000	215,025
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	869,350
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	243,623
			$8,247,104
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$63,000	$61,883
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	130,000	120,088
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	184,387
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	100,000	98,786
			$465,144
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	$104,799
Bouygues S.A., 4.625%, 6/07/2032		100,000	109,724
			$214,523
Entertainment – 1.8%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$824,000	$739,726
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		420,000	345,509
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		270,000	274,857
Life Time, Inc., 5.75%, 1/15/2026 (n)		397,000	380,346
Life Time, Inc., 8%, 4/15/2026 (n)		170,000	163,807
Merlin Entertainments, 5.75%, 6/15/2026 (n)		435,000	413,159
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		630,000	582,388
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		539,000	466,235
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)		190,000	176,225
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		510,000	448,256
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		690,000	601,404
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		495,000	443,025
VOC Escrow Ltd., 5%, 2/15/2028 (n)		358,000	315,380
			$5,350,317
Financial Institutions – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		$150,000	$109,818
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		366,175	313,772
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	74,457
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	124,658
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		695,000	649,683
Credit Acceptance Corp., 6.625%, 3/15/2026		177,000	165,727
EXOR N.V., 2.25%, 4/29/2030	EUR	100,000	91,695
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,889,693	1,708,301

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/09/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	$51,621
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$939,000	786,413
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	88,179
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	71,198
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$1,169,000	1,075,480
OneMain Finance Corp., 6.875%, 3/15/2025		430,000	419,779
OneMain Finance Corp., 7.125%, 3/15/2026		805,000	782,549
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	130,000	121,226
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$944,000	758,801
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	100,000	95,273
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		280,000	124,385
SBB Treasury Oyj, 1.125%, 11/26/2029		100,000	68,486
SLM Corp., 3.125%, 11/02/2026		$475,000	409,787
VGP N.V., 1.5%, 4/08/2029	EUR	100,000	74,436
			$8,165,724
Food & Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	$169,000
B&G Foods, Inc., 5.25%, 4/01/2025		470,000	425,350
B&G Foods, Inc., 5.25%, 9/15/2027		175,000	140,999
BellRing Brands, Inc., 7%, 3/15/2030 (n)		870,000	860,341
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	695,068
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	43,425
Constellation Brands, Inc., 3.15%, 8/01/2029		72,000	63,152
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	81,885
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		781,000	625,596
Kraft Heinz Foods Co., 3.875%, 5/15/2027		137,000	130,227
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		567,000	497,594
Performance Food Group Co., 5.5%, 10/15/2027 (n)		901,000	854,409
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		653,000	623,615
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,050,000	910,371
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,083,000	927,568
TreeHouse Foods, Inc., 4%, 9/01/2028		475,000	407,384
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		855,000	770,552
			$8,226,536
Gaming & Lodging – 2.9%
Boyd Gaming Corp., 4.75%, 12/01/2027		$287,000	$269,062
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		440,000	376,332
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		495,000	498,712
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		689,000	695,890
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		633,000	607,450
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		989,000	857,512
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		780,000	640,372
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,000,000	929,365
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	220,595
Las Vegas Sands Corp., 3.9%, 8/08/2029		69,000	60,163
Marriott International, Inc., 2.85%, 4/15/2031		90,000	74,233
Sands China Ltd., 4.3%, 1/08/2026		600,000	555,483
Sands China Ltd., 4.875%, 6/18/2030		305,000	266,046
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		596,000	524,142
VICI Properties LP, REIT, 4.95%, 2/15/2030		192,000	179,253
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		813,000	736,346
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		200,000	176,000
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		418,000	357,798
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		859,000	768,461
			$8,793,215

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.2%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$241,478
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	178,844
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	547,687
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,010,000	901,625
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		850,000	840,055
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		35,000	22,766
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		878,000	794,011
			$3,526,466
Insurance – 0.2%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	180,000	$151,117
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		100,000	110,512
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$114,000	93,965
Equitable Holdings, Inc., 5.594%, 1/11/2033		115,000	114,015
			$469,609
Insurance - Health – 0.0%
Humana, Inc., 5.5%, 3/15/2053		$24,000	$23,175
UnitedHealth Group, Inc., 3.5%, 8/15/2039		38,000	31,033
UnitedHealth Group, Inc., 3.25%, 5/15/2051		108,000	77,347
			$131,555
Insurance - Property & Casualty – 0.8%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$297,000	$277,554
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		5,000	4,070
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		297,000	241,729
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		295,000	268,090
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		10,000	8,358
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	20,374
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		500,000	423,646
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		360,000	346,106
Hub International Ltd., 5.625%, 12/01/2029 (n)		895,000	768,092
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	92,988
			$2,451,007
International Market Quasi-Sovereign – 0.5%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75%, 10/31/2028	EUR	100,000	$108,722
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	178,421
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	100,000	101,652
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	50,000	51,515
EnBW International Finance B.V., 4.049%, 11/22/2029		70,000	74,256
ESB Finance DAC, 1%, 7/19/2034		100,000	77,359
KFW German Government Development Bank, 1.125%, 3/31/2037		748,000	595,593
La Banque Postale S.A., 4.375%, 1/17/2030		100,000	103,295
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	94,044
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034		100,000	77,120
			$1,461,977
International Market Sovereign – 8.5%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	14,535,000	$8,759,195
Commonwealth of Australia, 3%, 3/21/2047		465,000	256,044
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	1,127,000	1,103,424
Federal Republic of Germany, 0%, 8/15/2052		721,449	366,592
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	166,213
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	544,479
Government of Canada, 0.5%, 12/01/2030	CAD	5,433,000	3,212,736
Government of Finland, 0.5%, 9/15/2027	EUR	1,015,000	958,595

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.7%, 6/20/2044	JPY	205,250,000	$1,631,900
Government of Japan, 0.3%, 6/20/2046		140,600,000	826,623
Government of Japan, 1.6%, 12/20/2052		40,500,000	311,510
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	1,154,000	728,597
Kingdom of Spain, 2.55%, 10/31/2032		569,000	551,518
Kingdom of Spain, 3.15%, 4/30/2033		1,015,000	1,026,921
Kingdom of Spain, 3.9%, 7/30/2039 (n)		524,000	549,105
Kingdom of Spain, 1%, 10/31/2050		2,295,000	1,244,106
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	12,170,000	1,063,829
Republic of Italy, 0.5%, 7/15/2028	EUR	1,000,000	882,862
Republic of Portugal, 3.5%, 6/18/2038 (n)		379,000	385,406
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	410,000	444,160
United Kingdom Treasury, 1.25%, 10/22/2041		241,000	181,690
United Kingdom Treasury, 1.25%, 7/31/2051		324,526	204,535
			$25,400,040
Local Authorities – 0.2%
Oslo kommune, 2.17%, 5/18/2029	NOK	3,000,000	$258,054
Province of Alberta, 4.5%, 12/01/2040	CAD	125,000	93,964
Province of British Columbia, 2.95%, 6/18/2050		115,000	67,680
Province of Ontario, 1.9%, 12/02/2051		604,000	276,348
			$696,046
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	210,000	$183,272
Terex Corp., 5%, 5/15/2029 (n)		$699,000	641,745
			$825,017
Major Banks – 1.5%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$152,000	$115,912
Bank of America Corp., 3.5%, 4/19/2026		129,000	122,923
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	210,000	172,575
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$154,000	124,899
Bank of Ireland Group PLC, 4.875% to 7/16/2027, FLR (EUR Swap Rate - 1yr. + 2.05%) to 7/16/2028	EUR	100,000	105,666
BNP Paribas S.A., 3.875%, 1/10/2031		100,000	103,797
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	174,084
Crédit Agricole Group, 3.875%, 11/28/2034	EUR	100,000	102,060
Credit Suisse AG (London), 2.125%, 5/31/2024		100,000	101,662
Credit Suisse AG (London), 5.5%, 8/20/2026		130,000	135,371
Danske Bank A.S., 4.125% to 1/10/2030, FLR (EUR Swap Rate - 1yr. + 1.25%) to 1/10/2031		100,000	104,673
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$80,000	62,834
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		80,000	59,692
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	258,231
ING Groep N.V., 6.25%, 5/20/2033	GBP	100,000	117,909
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$143,000	123,970
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	130,000	119,270
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$218,000	154,656
Lloyds Banking Group PLC, 6.625%, 6/02/2033	GBP	100,000	119,690
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$183,000	161,569
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		214,000	189,491
Nationwide Building Society, 0.25%, 9/14/2028	EUR	150,000	127,708
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		100,000	105,575
Société Générale S.A., 4.25%, 12/06/2030		100,000	102,321
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		100,000	86,403
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$585,000	610,594
Toronto-Dominion Bank, 4.108%, 6/08/2027		153,000	146,655
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	94,601
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		100,000	103,324
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$293,000	271,317

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		$69,000	$57,433
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		139,000	117,525
			$4,554,390
Medical & Health Technology & Services – 4.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$666,078
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		575,000	482,655
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	100,000	97,601
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		$1,006,000	925,520
Becton, Dickinson and Co., 4.298%, 8/22/2032		45,000	41,810
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	220,000	204,484
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,355,000	1,169,582
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,381,000	1,198,984
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		450,000	436,500
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		943,000	645,766
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		600,000	480,072
CVS Health Corp., 5.625%, 2/21/2053		87,000	84,195
DaVita, Inc., 4.625%, 6/01/2030 (n)		698,000	575,271
Encompass Health Corp., 5.75%, 9/15/2025		270,000	265,393
Encompass Health Corp., 4.75%, 2/01/2030		599,000	530,217
Encompass Health Corp., 4.625%, 4/01/2031		120,000	102,606
HCA, Inc., 5.125%, 6/15/2039		103,000	91,623
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,010,000	960,985
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		284,000	239,703
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	114,369
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	136,682
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		485,000	412,850
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		743,000	612,440
Tenet Healthcare Corp., 6.125%, 10/01/2028		1,325,000	1,225,625
Tenet Healthcare Corp., 4.375%, 1/15/2030		226,000	197,750
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		360,000	342,895
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051	EUR	100,000	65,413
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$137,000	115,560
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		581,000	515,173
			$12,937,802
Medical Equipment – 0.9%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	100,000	$90,992
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		100,000	89,546
Embecta Corp., 5%, 2/15/2030 (n)		$356,000	301,870
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		810,000	854,616
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		410,000	336,481
Teleflex, Inc., 4.625%, 11/15/2027		1,014,000	956,405
			$2,629,910
Metals & Mining – 2.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$206,674
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	100,000	104,660
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$807,000	775,813
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		1,060,000	802,208
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		807,000	761,024
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		435,000	384,749
Ero Copper Corp., 6.5%, 2/15/2030 (n)		483,000	405,896
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,255,000	1,058,845
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	140,000	123,948
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$101,000	82,635
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		838,000	684,244
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		928,000	799,224
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		547,000	433,027

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.25%, 11/15/2026 (n)		$430,000	$379,019
Novelis Corp., 4.75%, 1/30/2030 (n)		907,000	796,808
Novelis Corp., 3.875%, 8/15/2031 (n)		380,000	307,857
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	250,000	221,829
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)		$365,912	353,106
TMS International Corp., 6.25%, 4/15/2029 (n)		170,000	132,999
			$8,814,565
Midstream – 3.4%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$515,000	$467,368
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		996,000	854,070
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		962,000	805,675
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		62,000	59,829
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		111,000	105,127
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,430,000	1,276,275
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		560,000	467,171
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		95,000	90,509
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		238,000	232,766
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		591,000	593,903
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,184,000	1,094,265
Peru LNG, 5.375%, 3/22/2030		518,000	415,814
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		82,000	71,100
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		193,000	180,791
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		119,000	110,490
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,080,000	969,971
Targa Resources Corp., 4.2%, 2/01/2033		28,000	24,378
Targa Resources Corp., 4.95%, 4/15/2052		79,000	63,191
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		785,000	794,812
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		870,000	750,375
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		310,000	305,738
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		625,000	537,500
			$10,271,118
Mortgage-Backed – 2.6%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$14,380	$14,867
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		56,371	57,271
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		31,290	32,396
Fannie Mae, 3.5%, 12/01/2047		41,406	38,664
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052		756,529	622,621
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2052		589,251	541,356
Fannie Mae, UMBS, 2.5%, 7/01/2050 - 4/01/2052		891,127	756,373
Fannie Mae, UMBS, 3%, 12/01/2051 - 6/01/2052		654,598	576,408
Fannie Mae, UMBS, 4%, 6/01/2052		123,592	116,126
Fannie Mae, UMBS, 4.5%, 8/01/2052		249,400	240,420
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052		196,249	196,166
Freddie Mac, 0.145%, 2/25/2025 (i)		38,000,000	128,771
Freddie Mac, 1.368%, 3/25/2027 (i)		448,000	21,787
Freddie Mac, 0.127%, 2/25/2028 (i)		36,576,000	266,588
Freddie Mac, 0.294%, 2/25/2028 (i)		15,572,000	224,174
Freddie Mac, 0.108%, 4/25/2028 (i)		15,983,000	111,712
Freddie Mac, 1.091%, 7/25/2029 (i)		1,883,038	105,177
Freddie Mac, 1.8%, 4/25/2030 (i)		845,640	88,751
Freddie Mac, 1.868%, 4/25/2030 (i)		731,897	77,662
Freddie Mac, 1.665%, 5/25/2030 (i)		896,340	87,434
Freddie Mac, 1.797%, 5/25/2030 (i)		2,034,877	213,559
Freddie Mac, 1.341%, 6/25/2030 (i)		821,458	65,904
Freddie Mac, 1.6%, 8/25/2030 (i)		719,995	69,125
Freddie Mac, 1.17%, 9/25/2030 (i)		455,646	32,595
Freddie Mac, 1.08%, 11/25/2030 (i)		901,677	60,505

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.329%, 1/25/2031 (i)		$3,185,137	$63,023
Freddie Mac, 0.516%, 3/25/2031 (i)		3,738,987	119,450
Freddie Mac, 0.937%, 7/25/2031 (i)		670,491	42,292
Freddie Mac, 0.536%, 9/25/2031 (i)		2,699,427	100,710
Freddie Mac, 0.567%, 12/25/2031 (i)		659,754	25,859
Freddie Mac, 6%, 8/01/2034		23,354	23,931
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 6/01/2052		1,139,185	967,380
Freddie Mac, UMBS, 2%, 3/01/2052		162,341	132,385
Freddie Mac, UMBS, 3%, 4/01/2052		24,187	21,349
Freddie Mac, UMBS, 4%, 8/01/2052		298,788	280,647
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052		375,698	325,243
Ginnie Mae, 2%, 3/20/2052		99,514	83,448
Ginnie Mae, 3%, 5/20/2052 - 11/20/2052		122,662	109,597
Ginnie Mae, 4.5%, 8/20/2052 - 12/20/2052		272,176	264,119
Ginnie Mae, 4%, 10/20/2052 - 11/20/2052		99,201	93,761
Ginnie Mae, 5.5%, 1/20/2053		99,818	100,279
Ginnie Mae, TBA, 5%, 3/15/2053 - 4/20/2053		200,000	197,585
			$7,697,470
Municipals – 0.6%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$200,000	$184,469
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		290,000	281,444
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		150,000	136,555
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		190,000	188,165
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	56,878
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		195,000	185,296
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		344,000	370,358
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	285,420
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	202,010
			$1,890,595
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$178,501
ENGIE S.A., 4.25%, 1/11/2043	EUR	100,000	102,080
NiSource, Inc., 3.6%, 5/01/2030		$92,000	82,125
			$362,706
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	110,000	$93,683
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	80,858
			$174,541
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053		$84,000	$57,665
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		200,000	186,936
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	929,901
Orange S.A., 3.625%, 11/16/2031	EUR	100,000	104,090
Verizon Communications, Inc., 2.1%, 3/22/2028		$86,000	74,227
Verizon Communications, Inc., 3.875%, 3/01/2052		149,000	114,089
			$1,466,908
Oil Services – 0.6%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$182,114	$152,517
MV24 Capital B.V., 6.748%, 6/01/2034		483,922	434,380
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		653,000	621,577
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		520,000	513,580
			$1,722,054

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.7%
Neste Oyj, 0.75%, 3/25/2028	EUR	100,000	$90,188
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,461,000	1,216,283
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		415,000	387,124
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	293,038
			$1,986,633
Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	100,000	$108,991
Arion Banki HF, 4.875%, 12/21/2024		140,000	145,472
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$750,000	633,749
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		846,000	829,080
BPCE S.A., 4.625% to 3/02/2029, FLR (EURIBOR - 3mo. + 1.6%) to 3/02/2030	EUR	100,000	105,109
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$250,000	191,427
CaixaBank S.A., 5.375% to 11/14/2029, FLR (EURIBOR - 3mo. + 2.4%) to 11/14/2030	EUR	100,000	108,394
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	100,000	118,482
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	100,000	93,322
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	98,244
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	100,000	117,314
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	78,811
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	95,225
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	241,612
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	200,000	155,052
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	150,000	122,194
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$227,000	206,652
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	100,000	113,228
			$3,562,358
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$790,000	$680,233
NCR Corp., 5.125%, 4/15/2029 (n)		465,000	397,120
			$1,077,353
Pharmaceuticals – 1.2%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$416,000	$415,368
Amgen, Inc., 5.25%, 3/02/2030		53,000	52,742
Amgen, Inc., 5.599%, 3/02/2043		74,000	73,077
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		454,000	355,244
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		90,000	56,993
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,360,000	1,204,484
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		955,000	842,979
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	572,906
			$3,573,793
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$215,000	$205,798
GFL Environmental, Inc., 4%, 8/01/2028 (n)		880,000	765,784
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		255,000	226,772
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		345,000	298,660
Stericycle, Inc., 3.875%, 1/15/2029 (n)		757,000	648,943
Waste Connections, Inc., 4.2%, 1/15/2033		49,000	45,282
Waste Management, Inc., 4.625%, 2/15/2033		105,000	101,044
			$2,292,283
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$745,000	$554,966
Taseko Mines Ltd., 7%, 2/15/2026 (n)		575,000	519,593
			$1,074,559

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$890,000	$659,713
Informa PLC, 3.125%, 7/05/2026	GBP	110,000	121,797
			$781,510
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$111,000	$92,436
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	225,000	$175,571
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$704,000	577,627
			$753,198
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$132,878
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	40,029
			$172,907
Real Estate - Other – 0.4%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$66,977
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	156,016
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	227,345
XHR LP, REIT, 4.875%, 6/01/2029 (n)		760,000	649,207
			$1,099,545
Real Estate - Retail – 0.1%
Regency Centers Corp., 3.7%, 6/15/2030		$71,000	$62,800
STORE Capital Corp., REIT, 2.75%, 11/18/2030		313,000	236,401
WEA Finance LLC, 2.875%, 1/15/2027 (n)		100,000	86,698
			$385,899
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$645,000	$534,557
McDonald's Corp., 4.25%, 3/07/2035	EUR	100,000	104,710
			$639,267
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$801,000	$696,526
AutoZone, Inc., 4.75%, 8/01/2032		48,000	45,804
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,605,000	1,494,656
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	170,000	159,465
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$422,000	426,705
Home Depot, Inc., 3.625%, 4/15/2052		185,000	141,660
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	77,561
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		737,000	601,046
			$3,643,423
Specialty Chemicals – 0.2%
Covestro AG, 4.75%, 11/15/2028	EUR	100,000	$106,246
Ctec II GmbH, 5.25%, 2/15/2030 (n)		200,000	173,712
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$96,000	80,373
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		342,000	325,182
			$685,513
Specialty Stores – 1.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$124,000	$97,940
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		719,000	617,427
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		410,000	341,214
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		675,000	507,938
Penske Automotive Group Co., 3.75%, 6/15/2029		826,000	694,137

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – continued
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		$620,000	$604,810
			$2,863,466
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$749,000	$704,060
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	457,043
ELO SACA, 4.875%, 12/08/2028	EUR	100,000	99,446
			$1,260,549
Supranational – 0.7%
Corporacion Andina de Fomento, 4.5%, 3/07/2028	EUR	100,000	$105,617
European Stability Mechanism, 0.01%, 10/15/2031		678,000	545,536
European Stability Mechanism, 3.375%, 4/03/2037		213,000	223,644
European Union, 3.375%, 11/04/2042		261,694	269,943
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	141,355
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,055,000	902,025
			$2,188,120
Telecommunications - Wireless – 2.0%
Altice France S.A., 6%, 2/15/2028 (n)		$1,255,000	$873,104
American Tower Corp., REIT, 2.75%, 1/15/2027		81,000	73,184
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	400,000	315,448
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		$315,000	225,371
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		220,000	208,259
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	559,326
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		92,000	80,360
Rogers Communications, Inc., 3.7%, 11/15/2049		33,000	23,264
SBA Communications Corp., 3.875%, 2/15/2027		753,000	681,460
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	875,242
Sprint Capital Corp., 6.875%, 11/15/2028		997,000	1,045,355
Sprint Corp., 7.625%, 3/01/2026		584,000	606,485
T-Mobile USA, Inc., 3.875%, 4/15/2030		135,000	122,411
Vodafone Group PLC, 5.625%, 2/10/2053		76,000	73,022
Vodafone International Financing DAC, 4%, 2/10/2043	EUR	100,000	98,110
			$5,860,401
Telephone Services – 0.1%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	150,000	$122,810
TELUS Corp., 2.85%, 11/13/2031	CAD	225,000	138,161
			$260,971
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	100,000	$85,974
Philip Morris International, Inc., 5.125%, 11/17/2027		$121,000	120,432
Vector Group Ltd., 5.75%, 2/01/2029 (n)		425,000	365,792
			$572,198
Transportation - Services – 0.3%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	100,000	$101,614
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	135,250
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	100,000	84,203
Q-Park Holding I B.V., 2%, 3/01/2027		280,000	247,098
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	81,292
United Parcel Service, 5.05%, 3/03/2053		154,000	152,039
			$801,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 15.5%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$26,511,000	$16,696,752
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		28,550,000	21,053,395
U.S. Treasury Notes, 2.375%, 5/15/2029		4,906,000	4,439,547
U.S. Treasury Notes, 2.75%, 8/15/2032		4,538,000	4,123,907
			$46,313,601
Utilities - Electric Power – 3.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,018,843
American Electric Power Co., Inc., 5.625%, 3/01/2033		52,000	51,971
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		146,000	119,641
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	130,048
Calpine Corp., 4.5%, 2/15/2028 (n)		$927,000	834,599
Calpine Corp., 5.125%, 3/15/2028 (n)		890,000	789,562
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		557,000	511,159
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,770,000	1,440,337
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	280,000	263,890
Duke Energy Corp., 2.55%, 6/15/2031		$120,000	96,648
E.CL S.A., 4.5%, 1/29/2025		300,000	279,358
E.ON SE, 3.875%, 1/12/2035	EUR	60,000	61,084
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$200,000	150,727
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	100,000	99,348
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		100,000	90,698
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	113,637
Florida Power & Light Co., 2.875%, 12/04/2051		$75,000	49,986
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	22,862
Listrindo Capital B.V., 4.95%, 9/14/2026		200,000	188,723
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	238,371
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	503,984
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	100,000	73,980
National Grid PLC, 3.875%, 1/16/2029	EUR	100,000	103,558
National Grid PLC, 4.275%, 1/16/2035		100,000	101,882
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$51,000	51,311
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		179,000	172,959
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	95,115
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		490,000	449,575
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		118,000	116,321
Southern California Edison Co., 3.65%, 2/01/2050		104,000	76,400
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		732,963	708,269
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		545,000	523,211
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,060,000	975,200
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		448,000	387,269
Virginia Electric & Power Co., 3.5%, 3/15/2027		200,000	188,277
WEC Energy Group, Inc., 1.8%, 10/15/2030		37,000	28,960
Xcel Energy, Inc., 4.6%, 6/01/2032		46,000	43,619
			$11,151,382
Total Bonds			$383,283,721
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF		28,207	$2,987,685
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,057	$167,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)	110,829	$102,975
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	615	$206,050
Total Common Stocks		$476,629
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	738	$4,797
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	738	4,243
Total Contingent Value Rights		$9,040
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	6,125	$2,579

Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 4.55% (v)	9,481,252	$9,481,252
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Merrill Lynch International Bank	$ 1,511,216	EUR 1,370,000	$6,264
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Barclays Bank PLC	2,095,847	1,900,000	8,688
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	BNP Paribas S.A.	1,114,108	1,010,000	4,618
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Barclays Bank PLC	705,969	640,000	2,927
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5.25%	Put	Goldman Sachs International	2,934,185	2,660,000	8,887
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ 4.75%	Call	Merrill Lynch International Bank	1,687,708	1,530,000	36,884
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ 4.75%	Call	Merrill Lynch International Bank	1,687,708	1,530,000	36,884
Total Purchased Options					$105,152
Other Assets, Less Liabilities – (32.4)%	(96,949,655)
Net Assets – 100.0%	$299,396,403
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,481,252 and $386,864,806, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,170,858, representing 67.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	11/04/19	$1,116,000	$212,040
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	169,166	USD	203,517	HSBC Bank	4/21/2023	$151
MXN	2,150,042	USD	113,105	HSBC Bank	4/21/2023	3,297
MXN	1,631,643	USD	79,170	JPMorgan Chase Bank N.A.	3/15/2023	9,790
TWD	83,099,266	USD	2,723,798	Citibank N.A.	3/01/2023	3,495
USD	1,428,259	AUD	2,085,597	Barclays Bank PLC	4/21/2023	22,372
USD	975,423	AUD	1,404,150	Brown Brothers Harriman	4/21/2023	28,896
USD	8,878,236	AUD	12,705,824	Citibank N.A.	4/21/2023	313,321
USD	2,072,860	AUD	3,072,247	Goldman Sachs International	4/21/2023	1,878
USD	477,182	AUD	692,889	HSBC Bank	4/21/2023	10,110
USD	1,110,691	AUD	1,611,436	JPMorgan Chase Bank N.A.	4/21/2023	24,433
USD	1,433,633	AUD	2,063,966	State Street Bank Corp.	4/21/2023	42,327
USD	2,986,374	AUD	4,313,749	UBS AG	4/21/2023	78,503
USD	3,047,215	CAD	4,106,495	Barclays Bank PLC	4/21/2023	36,153
USD	1,480,522	CAD	1,979,989	BNP Paribas S.A.	4/21/2023	28,708
USD	3,413,963	CAD	4,580,634	Brown Brothers Harriman	4/21/2023	55,242
USD	485,834	CAD	652,233	Deutsche Bank AG	4/21/2023	7,588
USD	1,636,338	CAD	2,191,949	HSBC Bank	4/21/2023	29,105
USD	987,486	CAD	1,319,993	JPMorgan Chase Bank N.A.	4/21/2023	19,609
USD	129,351	CAD	174,376	Merrill Lynch International	4/21/2023	1,491
USD	3,328,694	CAD	4,479,560	State Street Bank Corp.	4/21/2023	44,084
USD	3,606,035	CAD	4,824,226	UBS AG	4/21/2023	68,702
USD	5,761,422	CNH	38,791,079	BNP Paribas S.A.	4/21/2023	161,945
USD	2,036,014	EUR	1,875,870	BNP Paribas S.A.	4/21/2023	46,066
USD	45,380	EUR	42,073	Brown Brothers Harriman	4/21/2023	749
USD	687,221	EUR	637,249	Citibank N.A.	4/21/2023	11,219
USD	640,380	EUR	590,211	Deutsche Bank AG	4/21/2023	14,276
USD	2,574,188	EUR	2,362,073	HSBC Bank	4/21/2023	68,470
USD	29,139,581	EUR	26,845,893	JPMorgan Chase Bank N.A.	4/21/2023	661,099
USD	3,020,508	EUR	2,806,325	State Street Bank Corp.	4/21/2023	43,522
USD	303,889	EUR	280,783	UBS AG	4/21/2023	6,030
USD	1,115,156	GBP	921,478	Brown Brothers Harriman	4/21/2023	5,735
USD	15,304,394	GBP	12,411,345	Citibank N.A.	4/21/2023	361,649
USD	122,518	GBP	99,571	HSBC Bank	4/21/2023	2,639
USD	1,506,151	GBP	1,249,138	JPMorgan Chase Bank N.A.	4/21/2023	2,241
USD	2,968,751	GBP	2,443,680	State Street Bank Corp.	4/21/2023	26,661
USD	33,672	JPY	4,289,025	Brown Brothers Harriman	4/21/2023	1,948
USD	905,512	JPY	120,381,516	Goldman Sachs International	4/21/2023	15,106
USD	66,266	JPY	8,484,067	HSBC Bank	4/21/2023	3,513
USD	3,489,701	JPY	440,204,805	Merrill Lynch International	4/21/2023	233,711
USD	498,122	JPY	66,228,430	State Street Bank Corp.	4/21/2023	8,261
USD	554,361	KRW	685,134,679	Barclays Bank PLC	3/13/2023	36,406
USD	1,591,817	KRW	2,036,090,035	Barclays Bank PLC	5/10/2023	48,511
USD	398,238	KRW	514,187,101	BNP Paribas S.A.	4/12/2023	9,021
USD	1,074,399	KRW	1,335,048,398	Citibank N.A.	3/13/2023	65,117
USD	2,991,540	KRW	3,711,218,787	Citibank N.A.	4/12/2023	182,309
USD	948,674	KRW	1,169,715,221	Merrill Lynch International	4/12/2023	63,251
USD	5,497,906	KRW	6,745,821,052	Merrill Lynch International	4/28/2023	387,694
USD	269,654	NOK	2,659,305	Deutsche Bank AG	4/21/2023	12,920
USD	1,294,786	NZD	2,046,400	Brown Brothers Harriman	4/21/2023	29,487
USD	518,820	NZD	819,198	Deutsche Bank AG	4/21/2023	12,305
USD	6,571,792	NZD	10,273,010	HSBC Bank	4/21/2023	219,938
USD	948,933	NZD	1,509,736	JPMorgan Chase Bank N.A.	4/21/2023	15,455

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,495,083	NZD	2,378,311	State Street Bank Corp.	4/21/2023	$24,562
USD	155,317	SEK	1,619,314	Citibank N.A.	4/21/2023	213
USD	59,436	SEK	611,100	Deutsche Bank AG	4/21/2023	903
USD	629,991	SEK	6,567,099	JPMorgan Chase Bank N.A.	4/21/2023	971
USD	1,622,485	SGD	2,165,378	Brown Brothers Harriman	4/21/2023	14,596
USD	2,200,211	TWD	65,354,064	Barclays Bank PLC	5/05/2023	41,296
USD	2,732,630	TWD	83,099,266	Citibank N.A.	3/01/2023	5,336
USD	2,752,196	TWD	83,099,266	Citibank N.A.	5/23/2023	1,756
USD	2,746,410	TWD	83,099,266	Merrill Lynch International	3/01/2023	19,117
						$3,695,259
Liability Derivatives
AUD	1,334,489	USD	929,672	Citibank N.A.	4/21/2023	$(30,102)
AUD	2,494,964	USD	1,733,155	Deutsche Bank AG	4/21/2023	(51,317)
AUD	1,353,085	USD	944,496	HSBC Bank	4/21/2023	(32,391)
AUD	698,980	USD	492,038	State Street Bank Corp.	4/21/2023	(20,860)
AUD	3,088,161	USD	2,165,205	UBS AG	4/21/2023	(83,496)
CAD	143,491	USD	107,194	Citibank N.A.	4/21/2023	(1,980)
CAD	1,361,644	USD	1,008,923	Deutsche Bank AG	4/21/2023	(10,506)
CAD	330,521	USD	247,104	HSBC Bank	4/21/2023	(4,751)
CAD	3,142,455	USD	2,339,244	JPMorgan Chase Bank N.A.	4/21/2023	(35,058)
CAD	5,983,596	USD	4,438,606	Merrill Lynch International	4/21/2023	(51,172)
CNH	6,038,000	USD	886,836	Merrill Lynch International	4/21/2023	(15,253)
EUR	180,731	USD	195,157	Deutsche Bank AG	4/21/2023	(3,436)
EUR	2,211,123	USD	2,396,763	HSBC Bank	4/21/2023	(51,176)
EUR	6,469,921	USD	7,023,948	JPMorgan Chase Bank N.A.	4/21/2023	(160,569)
EUR	306,548	USD	330,026	Merrill Lynch International	4/21/2023	(4,836)
EUR	1,407,824	USD	1,536,517	NatWest Markets PLC	4/21/2023	(43,079)
EUR	2,298,283	USD	2,494,289	State Street Bank Corp.	4/21/2023	(56,239)
EUR	469,099	USD	505,035	UBS AG	4/21/2023	(7,409)
GBP	558,555	USD	684,390	Brown Brothers Harriman	4/21/2023	(11,913)
GBP	584,635	USD	722,891	Citibank N.A.	4/21/2023	(19,015)
GBP	1,937,619	USD	2,384,948	Deutsche Bank AG	4/21/2023	(52,135)
GBP	2,290,807	USD	2,833,445	HSBC Bank	4/21/2023	(75,408)
GBP	96,103	USD	116,322	Merrill Lynch International	4/21/2023	(618)
GBP	2,024,612	USD	2,466,328	State Street Bank Corp.	4/21/2023	(28,777)
JPY	52,444,418	USD	402,709	Barclays Bank PLC	4/21/2023	(14,802)
JPY	134,853,711	USD	1,046,153	Deutsche Bank AG	4/21/2023	(48,703)
JPY	49,566,869	USD	384,667	HSBC Bank	4/21/2023	(18,043)
JPY	396,666,236	USD	3,137,195	Merrill Lynch International	4/21/2023	(203,240)
JPY	50,980,982	USD	397,474	State Street Bank Corp.	4/21/2023	(20,391)
KRW	978,242,958	USD	791,939	Citibank N.A.	4/12/2023	(51,452)
NZD	9,185,034	USD	5,870,545	HSBC Bank	4/21/2023	(191,392)
NZD	4,647,574	USD	2,941,691	JPMorgan Chase Bank N.A.	4/21/2023	(68,073)
NZD	2,387,701	USD	1,489,071	State Street Bank Corp.	4/21/2023	(12,743)
NZD	830,729	USD	518,750	UBS AG	4/21/2023	(5,106)
SEK	448,000	USD	43,573	Deutsche Bank AG	4/21/2023	(662)
SGD	4,191,856	USD	3,181,459	State Street Bank Corp.	4/21/2023	(68,823)
THB	203,728,132	USD	6,053,069	Barclays Bank PLC	4/17/2023	(262,636)
THB	16,018,061	USD	479,583	JPMorgan Chase Bank N.A.	4/17/2023	(24,312)
TWD	83,099,266	USD	2,732,630	Merrill Lynch International	3/01/2023	(5,337)
USD	929,555	AUD	1,379,303	Merrill Lynch International	4/21/2023	(224)
USD	191,852	CAD	261,673	State Street Bank Corp.	4/21/2023	(17)
USD	3,389	CZK	75,570	Goldman Sachs International	4/21/2023	(3)
USD	468,796	EUR	443,192	Deutsche Bank AG	4/21/2023	(1,348)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	210,928	EUR	198,853	JPMorgan Chase Bank N.A.	4/21/2023	$(18)
USD	105,333	EUR	99,575	State Street Bank Corp.	4/21/2023	(297)
USD	119,934	GBP	99,686	Brown Brothers Harriman	4/21/2023	(84)
USD	120,070	GBP	99,760	UBS AG	4/21/2023	(37)
USD	1,208,056	MXN	23,011,687	Deutsche Bank AG	4/21/2023	(37,779)
USD	183,281	MXN	3,484,053	HSBC Bank	4/21/2023	(5,342)
USD	312,235	SEK	3,264,560	JPMorgan Chase Bank N.A.	4/21/2023	(457)
						$(1,892,817)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	173	$13,697,027	March – 2023	$530,095
Euro-Bobl 5 yr	Short	EUR	323	39,349,747	March – 2023	1,160,557
Euro-BTP 10 yr	Short	EUR	35	4,171,727	March – 2023	154,227
Euro-Bund 10 yr	Short	EUR	3	421,736	March – 2023	16,494
Euro-Schatz 2 yr	Short	EUR	201	22,318,499	March – 2023	316,261
Japan Government Bond 10 yr	Short	JPY	6	6,462,488	March – 2023	68,093
U.S. Treasury Note 10 yr	Short	USD	182	20,321,437	June – 2023	24,889
U.S. Treasury Note 5 yr	Short	USD	453	48,495,774	June – 2023	129,364
U.S. Treasury Ultra Bond	Short	USD	150	20,259,375	June – 2023	75,038
						$2,475,018
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	45	$4,006,302	June – 2023	$(23,945)
Canadian Treasury Bond 5 yr	Long	CAD	105	8,596,226	June – 2023	(25,547)
Euro-Buxl 30 yr	Long	EUR	25	3,550,699	March – 2023	(622,658)
Long Gilt 10 yr	Long	GBP	6	721,421	June – 2023	(6,655)
U.S. Treasury Bond	Long	USD	21	2,629,594	June – 2023	(2,217)
U.S. Treasury Note 2 yr	Long	USD	27	5,500,617	June – 2023	(729)
U.S. Treasury Ultra Note 10 yr	Short	USD	96	11,250,000	June – 2023	(12,327)
						$(694,078)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/27	EUR	3,060,000	centrally cleared	(1)	5.00%/Quarterly	$(57,140)	$(81,760)	$(138,900)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 38 Index.
At February 28, 2023, the fund had liquid securities with an aggregate value of $4,540,564 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,987,685	$—	$206,050	$3,193,735
Luxembourg	—	176,644	—	176,644
Mexico	—	—	102,975	102,975
United Kingdom	—	2,579	—	2,579
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	46,313,601	—	46,313,601
Non - U.S. Sovereign Debt	—	81,277,284	—	81,277,284
Municipal Bonds	—	1,890,595	—	1,890,595
U.S. Corporate Bonds	—	175,695,974	—	175,695,974
Residential Mortgage-Backed Securities	—	7,697,470	—	7,697,470
Commercial Mortgage-Backed Securities	—	5,819,727	—	5,819,727
Asset-Backed Securities (including CDOs)	—	7,041,152	—	7,041,152
Foreign Bonds	—	57,653,070	—	57,653,070
Mutual Funds	9,481,252	—	—	9,481,252
Total	$12,468,937	$383,568,096	$309,025	$396,346,058
Other Financial Instruments
Futures Contracts – Assets	$2,475,018	$—	$—	$2,475,018
Futures Contracts – Liabilities	(694,078)	—	—	(694,078)
Forward Foreign Currency Exchange Contracts – Assets	—	3,695,259	—	3,695,259
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,892,817)	—	(1,892,817)
Swap Agreements – Liabilities	—	(138,900)	—	(138,900)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$350,583
Change in unrealized appreciation or depreciation	(41,558)
Balance as of 2/28/23	$309,025
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2023 is $(41,558). At February 28, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,670,335	$39,243,130	$36,432,714	$425	$76	$9,481,252
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,141	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.